Segment Information - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 313,564	$ 338,160	$ 425,940
At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	302,712	331,190	408,992
Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	10,852	6,970	16,948
North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	73,199	76,575	103,647
North Asia (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	73,199	76,575	103,647
Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	143,647	172,379	213,424
Thailand (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	143,463	172,031	213,212
Thailand (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	184	348	212
ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	96,718	89,206	108,869
ROW (Segment) [Member] | At a point in time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	86,050	82,584	92,133
ROW (Segment) [Member] | Over time [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	10,668	6,622	16,736
Power [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	127,630	128,179	156,901
Power [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	48,851	49,493	64,771
Power [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	78,779	78,686	92,130
Enamel [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	131,150	179,572	217,894
Enamel [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	73,179	76,575	103,647
Enamel [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	57,971	102,997	114,247
Fabrication [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	33,101
Fabrication [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	33,101
Others [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	21,683	30,409	51,145
Others [Member] | North Asia (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	20
Others [Member] | Thailand (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	3,724	19,889	34,406
Others [Member] | ROW (Segment) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 17,939	$ 10,520	$ 16,739